Guarantee commitments to third parties and contingent liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item employee case	Dec. 31, 2017 USD ($)
Guarantee commitments to third parties and other contingent assets and liabilities
Bank guarantees commitments to third parties | $	$ 14,427	$ 18,943
Number of employees | employee	93
Number of case closed | case	61
Number of faute inexcusable | item	13
Statutory maximum penalty per day per violation of standard provisions | $	$ 93,750
Asbestos-related claims
Guarantee commitments to third parties and other contingent assets and liabilities
Number of claims pending | item	32
Number of grave cases | item	3
Bond to guarantee civil financial responsibility | $	$ 1,775